LEASES (Schedule of Operating Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 2,282	$ 2,746
Current operating lease liabilities	939	1,033
Non-current operating lease liabilities	1,345	1,697
Total operating lease liabilities	$ 2,284	$ 2,730
ISRAEL
Operating Leases
Weighted Average Remaining Lease Term	3 years 5 months 19 days	5 years
Weighted Average discount rate percentage	4.52%	5.00%
UNITED STATES
Operating Leases
Weighted Average Remaining Lease Term	2 years 5 months 8 days	3 years
Weighted Average discount rate percentage	6.27%	4.84%